Employee Benefit Plan, Schedule, Asset Held for Investment (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Investment, Fair Value and NAV [Line Items]
Current Value	$ 1,218,493,389
Notes receivable from participants	$ 26,425,961
Entity Tax Identification Number	45-3355106
EBP, Plan Number	001
Minimum
EBP, Investment, Fair Value and NAV [Line Items]
Participant Loan, Interest Rate	4.25%
Maximum
EBP, Investment, Fair Value and NAV [Line Items]
Participant Loan, Interest Rate	10.50%
Mutual Fund - Vanguard Explorer Fund Admiral Shares
EBP, Investment, Fair Value and NAV [Line Items]
Current Value	$ 9,425,514
Mutual Fund - Vanguard Extended Market Index Fund Institutional Shares
EBP, Investment, Fair Value and NAV [Line Items]
Current Value	22,519,689
Mutual Fund - Vanguard Federal Money Market Fund
EBP, Investment, Fair Value and NAV [Line Items]
Current Value	24,471,772
Mutual Fund - Vanguard Institutional Index Fund Institutional Shares
EBP, Investment, Fair Value and NAV [Line Items]
Current Value	106,452,108
Mutual Fund - Vanguard International Growth Fund Admiral Shares
EBP, Investment, Fair Value and NAV [Line Items]
Current Value	13,970,706
Mutual Fund - Vanguard PRIMECAP Fund Admiral Shares
EBP, Investment, Fair Value and NAV [Line Items]
Current Value	44,153,193
Mutual Fund - Vanguard Real Estate Index Fund Institutional Shares
EBP, Investment, Fair Value and NAV [Line Items]
Current Value	7,677,943
Mutual Fund - Vanguard Small-Cap Index Fund Institutional Shares
EBP, Investment, Fair Value and NAV [Line Items]
Current Value	13,661,624
Mutual Fund - Vanguard Strategic Small-Cap Equity Fund
EBP, Investment, Fair Value and NAV [Line Items]
Current Value	8,954,285
Mutual Fund - Vanguard Total Bond Market Index Fund Instl Shares
EBP, Investment, Fair Value and NAV [Line Items]
Current Value	35,188,605
Mutual Fund - Vanguard Total Intl Bond Index Fund Admiral Shares
EBP, Investment, Fair Value and NAV [Line Items]
Current Value	5,369,424
Mutual Fund - Vanguard Total Intl Stock Index Fund Instl Shares
EBP, Investment, Fair Value and NAV [Line Items]
Current Value	33,763,552
Mutual Fund - Vanguard Wellington Fund Admiral Shares
EBP, Investment, Fair Value and NAV [Line Items]
Current Value	35,418,449
Mutual Fund - Vanguard Windsor II Fund Admiral Shares
EBP, Investment, Fair Value and NAV [Line Items]
Current Value	19,013,998
Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
Current Value	380,040,862
Collective Trust - Vanguard Target Retirement 2020 Trust I
EBP, Investment, Fair Value and NAV [Line Items]
Current Value	38,143,248
Collective Trust - Vanguard Target Retirement 2025 Trust I
EBP, Investment, Fair Value and NAV [Line Items]
Current Value	84,223,450
Collective Trust - Vanguard Target Retirement 2030 Trust I
EBP, Investment, Fair Value and NAV [Line Items]
Current Value	173,684,829
Collective Trust - Vanguard Target Retirement 2035 Trust I
EBP, Investment, Fair Value and NAV [Line Items]
Current Value	143,229,354
Collective Trust - Vanguard Target Retirement 2040 Trust I
EBP, Investment, Fair Value and NAV [Line Items]
Current Value	103,340,974
Collective Trust - Vanguard Target Retirement 2045 Trust I
EBP, Investment, Fair Value and NAV [Line Items]
Current Value	74,038,063
Collective Trust - Vanguard Target Retirement 2050 Trust I
EBP, Investment, Fair Value and NAV [Line Items]
Current Value	67,022,055
Collective Trust - Vanguard Target Retirement 2055 Trust I
EBP, Investment, Fair Value and NAV [Line Items]
Current Value	39,701,454
Collective Trust - Vanguard Target Retirement 2060 Trust I
EBP, Investment, Fair Value and NAV [Line Items]
Current Value	18,161,409
Collective Trust - Vanguard Target Retirement 2065 Trust I
EBP, Investment, Fair Value and NAV [Line Items]
Current Value	9,430,003
Collective Trust - Vanguard Target Retirement 2070 Trust I
EBP, Investment, Fair Value and NAV [Line Items]
Current Value	2,156,103
Collective Trust - Vanguard Target Retirement Income Trust I
EBP, Investment, Fair Value and NAV [Line Items]
Current Value	18,630,112
Collective Trust - Vanguard Retirement Savings Trust III
EBP, Investment, Fair Value and NAV [Line Items]
Current Value	19,032,602
Common Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
Current Value	790,793,656
EBP, Employer, Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Current Value	$ 21,232,910